THE ADVISORS' INNER CIRCLE FUND

                             WESTWOOD SMIDCAP FUND
                           WESTWOOD SMIDCAP PLUS FUND
                          WESTWOOD SMALLCAP VALUE FUND

                       SUPPLEMENT DATED DECEMBER 18, 2013
                                     TO THE
             INSTITUTIONAL SHARES PROSPECTUS (THE "PROSPECTUS") AND
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
     DATED MARCH 1, 2013, AS SUPPLEMENTED APRIL 26, 2013 AND JUNE 28, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
 THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS
                                    AND SAI.

EFFECTIVE NOVEMBER 30, 2013, PRASHANT INAMDAR, CFA, BECAME A PORTFOLIO MANAGER OF THE WESTWOOD SMIDCAP AND WESTWOOD SMIDCAP PLUS FUNDS, FRED G. ROWSEY BECAME A PORTFOLIO MANAGER OF THE WESTWOOD SMALLCAP VALUE FUND, AND GRAHAM WONG, CFA, CEASED SERVING AS A PORTFOLIO MANAGER OF THE WESTWOOD SMIDCAP, WESTWOOD SMIDCAP PLUS, AND WESTWOOD SMALLCAP VALUE FUNDS. ACCORDINGLY, THE PROSPECTUS AND SAI ARE SUPPLEMENTED AS FOLLOWS:

     1. On pages 18, 25, and 32 of the Prospectus, the references to Mr. Wong are hereby deleted from the subsections entitled "Portfolio Managers" in the Fund summaries, and the following sentences are hereby added at the end of the respective subsections:

On page 18: Mr. Prashant Inamdar, CFA, Vice President and Portfolio Manager, has managed the Fund since November 2013.

On page 25: Mr. Prashant Inamdar, CFA, Vice President and Portfolio Manager, has managed the Fund since November 2013.

On page 32: Mr. Fred G. Rowsey, Portfolio Manager and Research Analyst, has managed the Fund since November 2013.

     2. On page 77 of the Prospectus, the ninth paragraph under the section entitled "Portfolio Managers" is hereby deleted and replaced with the following:

Mr. Prashant Inamdar, CFA, has served as Vice President and Portfolio Manager for the Adviser since November 2013. He joined the Adviser as a Vice President and Research Analyst in June 2013. Prior to joining the Adviser, Mr. Inamdar served as Senior Analyst at 3 Twelve Capital from 2012 to 2013. From 2010 to 2012, Mr. Inamdar served as a Vice President of Research at Chilton Investment Company, and from 2000 to 2009, he served as a Securities Analyst at Stark Investments. He has served on the Westwood SMidCap Fund and Westwood SMidCap Plus Fund since November 2013. He participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Inamdar has more than 13 years of investment experience.

Mr. Fred G. Rowsey has served as Portfolio Manager and Research Analyst for the Adviser since November 2013. He joined the Adviser in July 2010 as a Research Associate. Prior to joining the Adviser, Mr. Rowsey was a student at Harvard University, graduating in May 2010 with a BA in Economics. He has served on the portfolio team for the Westwood SmallCap Value Fund since November 2013. He participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Rowsey has more than three years of investment experience.

     3. On page S-28 of the SAI, the reference to Mr. Wong in the chart under the subsection entitled "Fund Shares Owned by Portfolio Managers" in the "Portfolio Managers" section is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
NAME                 DOLLAR RANGE OF FUND SHARES
--------------------------------------------------------------------------------
Prashant Inamdar     None (Westwood SMidCap Plus Fund, Institutional Shares)(3)
                     None (Westwood SMidCap Fund, Institutional Shares)(3)
--------------------------------------------------------------------------------
Fred G. Rowsey       $1 - $10,000 (Westwood SmallCap Value Fund, Institutional
                                   Shares)(3)
--------------------------------------------------------------------------------

(3)  Valuation date is October 31, 2013.

     4. On page S-29 of the SAI, the reference to Mr. Wong in the chart under the subsection entitled "Other Accounts" in the "Portfolio Managers"
          section is hereby deleted and replaced with the following:

-----------------------------------------------------------------------------------------------------
                              REGISTERED              OTHER POOLED
                        INVESTMENT COMPANIES      INVESTMENT VEHICLES          OTHER ACCOUNTS
                     --------------------------------------------------------------------------------
                     NUMBER OF    TOTAL ASSETS   NUMBER OF   TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
NAME                 ACCOUNTS     ($ MILLIONS)    ACCOUNTS   ($ MILLIONS)    ACCOUNTS   ($ MILLIONS)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Prashant Inamdar(5)      1           $137.8           6           $593.8        43        $2,659.5
-----------------------------------------------------------------------------------------------------
Fred G. Rowsey(5)        1            $76.2           3            $58.6         8          $117.6
-----------------------------------------------------------------------------------------------------


(5)  Valuation date is October 31, 2013.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 WHG-SK-035-0100